Segmented Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer country	Dec. 31, 2017 USD ($) customer
Disclosure of operating segments [line items]
Number of countries where company has operations | country	4
Revenue	$ 784,495	$ 816,828
Depreciation and amortization (Note 11)	(147,289)	(122,888)
Exploration and project development	(11,138)	(19,755)
Interest income (expense)	1,944	1,462
Interest and financing expenses	(8,139)	(7,185)
(Loss) gain on disposition of assets	7,973	191
Share of loss from associates and dilution gain	13,679	2,052
(Loss) gain on derivatives (Note 8)	(1,078)	64
Foreign exchange (losses) gains	(9,326)	1,823
Gain on commodity, fuel swaps and foreign currency contracts	4,930	606
Reversals of impairment	(27,789)	61,554
Earnings before income taxes	33,188	182,485
Income tax (expense) recovery	(21,147)	(59,034)
Net earnings for the period	12,041	123,451
Capital expenditures	144,348	142,232
Total assets	1,937,476	1,993,332
Total liabilities	424,127	472,281
Other [member]
Disclosure of operating segments [line items]
Revenue	0	0
Depreciation and amortization (Note 11)	(236)	(199)
Exploration and project development	(1,378)	(1,807)
Interest income (expense)	265	340
Interest and financing expenses	(38)	(138)
(Loss) gain on disposition of assets	7,821	626
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	91	962
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	19,442
Earnings before income taxes	12,533	24,978
Income tax (expense) recovery	(487)	(8,604)
Net earnings for the period	12,046	16,374
Capital expenditures	165	430
Total assets	111,121	48,819
Total liabilities	32,894	35,805
PERU | Huaron [member]
Disclosure of operating segments [line items]
Revenue	114,739	129,085
Depreciation and amortization (Note 11)	(12,867)	(13,464)
Exploration and project development	(660)	(1,713)
Interest income (expense)	38	63
Interest and financing expenses	(786)	(855)
(Loss) gain on disposition of assets	(39)	(154)
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	185	(92)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	24,302	36,650
Income tax (expense) recovery	(10,587)	(12,818)
Net earnings for the period	13,715	23,832
Capital expenditures	14,551	8,412
Total assets	119,015	116,138
Total liabilities	44,055	46,184
PERU | Morococha [member]
Disclosure of operating segments [line items]
Revenue	117,517	120,244
Depreciation and amortization (Note 11)	(15,476)	(9,693)
Exploration and project development	(598)	(1,629)
Interest income (expense)	101	58
Interest and financing expenses	(582)	(578)
(Loss) gain on disposition of assets	7	(117)
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	141	(38)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	42,112
Earnings before income taxes	33,204	86,476
Income tax (expense) recovery	(12,113)	(16,663)
Net earnings for the period	21,091	69,813
Capital expenditures	10,370	9,283
Total assets	126,755	131,180
Total liabilities	40,183	36,058
MEXICO | Dolores [member]
Disclosure of operating segments [line items]
Revenue	236,835	197,748
Depreciation and amortization (Note 11)	(83,621)	(67,515)
Exploration and project development	(1,463)	(2,316)
Interest income (expense)	0	0
Interest and financing expenses	(207)	1,613
(Loss) gain on disposition of assets	(67)	(291)
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	1,407	642
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	(35,648)	(503)
Income tax (expense) recovery	24,884	11,719
Net earnings for the period	(10,764)	11,216
Capital expenditures	59,480	85,379
Total assets	791,485	833,397
Total liabilities	150,003	176,464
MEXICO | Alamo Dorado [member]
Disclosure of operating segments [line items]
Revenue	0	17,958
Depreciation and amortization (Note 11)	0	(23)
Exploration and project development	0	0
Interest income (expense)	8	4
Interest and financing expenses	(508)	(359)
(Loss) gain on disposition of assets	568	540
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	(106)	(29)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	(5,529)	(8,474)
Income tax (expense) recovery	7,547	1,033
Net earnings for the period	2,018	(7,441)
Capital expenditures	0	0
Total assets	12,270	17,125
Total liabilities	5,856	8,163
MEXICO | La Colorada [member]
Disclosure of operating segments [line items]
Revenue	164,050	171,654
Depreciation and amortization (Note 11)	(22,567)	(19,381)
Exploration and project development	(880)	(2,149)
Interest income (expense)	0	0
Interest and financing expenses	(477)	(467)
(Loss) gain on disposition of assets	1	(319)
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	22	(143)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	67,400	79,307
Income tax (expense) recovery	(20,408)	(20,843)
Net earnings for the period	46,992	58,464
Capital expenditures	22,473	21,963
Total assets	230,736	231,205
Total liabilities	56,206	65,145
ARGENTINA | Manantial Espejo [member]
Disclosure of operating segments [line items]
Revenue	90,851	111,642
Depreciation and amortization (Note 11)	(6,090)	(5,236)
Exploration and project development	(843)	(4,588)
Interest income (expense)	290	525
Interest and financing expenses	(3,018)	(2,969)
(Loss) gain on disposition of assets	0	0
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	(6,404)	(1,373)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	(27,789)	0
Earnings before income taxes	(44,103)	(24,404)
Income tax (expense) recovery	(89)	(1,108)
Net earnings for the period	(44,192)	(25,512)
Capital expenditures	29,881	8,590
Total assets	20,839	125,088
Total liabilities	24,994	43,408
ARGENTINA | Navidad [member]
Disclosure of operating segments [line items]
Revenue	0	0
Depreciation and amortization (Note 11)	(87)	(88)
Exploration and project development	(3,629)	(2,894)
Interest income (expense)	104	0
Interest and financing expenses	(97)	(99)
(Loss) gain on disposition of assets	0	0
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	(2,448)	(644)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	(6,832)	(3,570)
Income tax (expense) recovery	(36)	(85)
Net earnings for the period	(6,868)	(3,655)
Capital expenditures	39	27
Total assets	193,777	194,225
Total liabilities	1,546	1,296
BOLIVIA | San Vicente [member]
Disclosure of operating segments [line items]
Revenue	60,503	68,497
Depreciation and amortization (Note 11)	(6,200)	(7,181)
Exploration and project development	0	0
Interest income (expense)	0	0
Interest and financing expenses	(256)	(232)
(Loss) gain on disposition of assets	(513)	(455)
Share of loss from associates and dilution gain	0	0
(Loss) gain on derivatives (Note 8)	0	0
Foreign exchange (losses) gains	1,021	1,045
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0	0
Earnings before income taxes	10,421	14,592
Income tax (expense) recovery	(3,747)	(5,305)
Net earnings for the period	6,674	9,287
Capital expenditures	6,949	8,146
Total assets	83,686	85,869
Total liabilities	38,169	30,819
CANADA | Pas Corp [member]
Disclosure of operating segments [line items]
Revenue	0	0
Depreciation and amortization (Note 11)	(145)	(108)
Exploration and project development	(1,687)	(2,659)
Interest income (expense)	1,138	472
Interest and financing expenses	(2,170)	(3,101)
(Loss) gain on disposition of assets	195	361
Share of loss from associates and dilution gain	13,679	2,052
(Loss) gain on derivatives (Note 8)	(1,078)	64
Foreign exchange (losses) gains	(3,235)	1,493
Gain on commodity, fuel swaps and foreign currency contracts	4,930	606
Reversals of impairment	0	0
Earnings before income taxes	(22,560)	(22,567)
Income tax (expense) recovery	(6,111)	(6,360)
Net earnings for the period	(28,671)	(28,927)
Capital expenditures	440	2
Total assets	247,792	210,286
Total liabilities	$ 30,221	$ 28,939
100% of Concentrate and Silver and Gold Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Number of significant customers | customer	16
Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Number of significant customers | customer	7	7
Customer A [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	28.00%	23.00%
Customer B [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	14.00%	16.00%
Customer C [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	13.00%	15.00%
Customer D [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	10.00%	14.00%
Customer E [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	8.00%	8.00%
Customer F [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	8.00%	6.00%
Customer G [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	5.00%	5.00%